Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Total taxes (as a percent)	(6.82%)	(0.22%)	(0.70%)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 149,327	$ 872,722	$ 864,036
Tax at domestic rate	(37,332)	(218,181)	(216,009)
Losses not subject to tax	(7,240)	(2,879)	0
Tax exempt profit / loss	(8,778)	(502)	(4,535)
Tax adjustments for previous years	6,023	1,979	7
Loss for which no DTA has been recognized	(627)	28,686	7,586
Non-deductible expenses	(9,893)	(7,605)	(1,602)
Use of previously unrecognized tax losses and tax credits	0	0	5,283
Effect of Tonnage Tax regime	43,339	185,784	195,768
Effect of share of profit of equity-accounted investees	(221)	94	(5)
Effects of tax regimes in foreign jurisdictions	4,543	10,731	7,498
Total tax benefit/(expense)	$ (10,185)	$ (1,893)	$ (6,009)